Offerings - Offering: 1	May 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	2,190,570
Proposed Maximum Offering Price per Unit	8.53
Maximum Aggregate Offering Price	$ 18,685,562.10
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,860.76
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock of Wabash National Corporation (the "Registrant") that become issuable under the Wabash National Corporation 2025 Omnibus Incentive Plan (the "Plan") in accordance with the adjustment and anti-dilution provisions of the Plan. The "Proposed Maximum Offering Price Per Unit" is estimated in accordance with Rule 457(c) and Rule 457(h) solely for the purpose of calculating the registration fee based on a per share price of $8.53, the average of the high and low price per share of the Registrant's common stock on the "when-issued" trading market as reported on the New York Stock Exchange on May 9, 2025. The "Amount Registered" represents 2,190,570 shares of the Registrant's common stock issuable under the Plan.